Grants and other liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) Type	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 940,975		$ 970,557
Other Liabilities	311,374		293,187
Grants and other non-current liabilities	$ 1,252,349		1,263,744
Number of grant types | Type	2
Income from grants	$ 29,661	$ 29,625
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	29,300	$ 29,400
Solar Plants in Spain [Member]
Grants and other liabilities [Abstract]
Provisions for high risk market prices	80,000		75,000
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	626,000		642,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	313,000		326,000
Liberty Interactive Corporation [Member]
Grants and other liabilities [Abstract]
Finance lease liabilities	61,000		59,000
Dismantling provisions	$ 123,000		$ 125,000